Stock Option Plans (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plans
Stock-based compensation expense	$ 3,617	$ 1,234	$ 2,972	$ 1,309	$ 319
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	15,532		9,385
Employee Stock Purchase Plan
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	948
Average Expected Recognition Period	7 months 20 days
Options
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	13,384		7,880
Average Expected Recognition Period	2 years 10 months 17 days		2 years 11 months 5 days
RSUs
Stock Option Plans
Stock-based compensation expense	1,100
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	$ 1,200		$ 1,505
Average Expected Recognition Period	1 year 8 months 8 days